CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net income	$ 122,815	$ 89,206	$ 185,836
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	67,393	58,436	55,602
Asset Impairment Charges	11,800	0	0
Long-term investment impairment charge	0	0	3,353
Amortization of deferred charges	11,271	11,305	5,866
Amortization of seller's credit	(1,903)	(1,983)	(1,942)
Equity in earnings of associated companies	(33,497)	(28,200)	(43,492)
Gain on sale of assets and termination of charters	(23,931)	(18,025)	(47,386)
Gain on sale of investment in associated company	(6,055)	0	0
Adjustment of derivatives to fair value recognized in net income	7,699	(7,950)	(7,959)
Loss/(gain) on repurchase of bonds	21	1,218	122
Interest receivable in form of notes	(3,197)	(2,767)	(1,779)
Other, net	(458)	(1,396)	(364)
Changes in operating assets and liabilities
Trade accounts receivable	5,109	(4,313)	(7,787)
Due from related parties	(20,634)	49,189	(51,623)
Other receivables	(9,418)	(740)	(1,067)
Inventories	(320)	(3,656)	(97)
Prepaid expenses and accrued income	(1,104)	(3,236)	(190)
Trade accounts payable	(1,095)	2,047	774
Accrued expenses	4,358	271	3,206
Other current liabilities	3,547	718	(4,503)
Net cash provided by operating activities	132,401	140,124	86,570
Investing activities
Repayments from investments in direct financing and sales-type leases	43,120	51,220	58,571
Additions to newbuildings	(202,333)	(109,337)	(90,612)
Purchase of vessels	(192,864)	0	(76,936)
Proceeds from sale of vessels and termination of charters	199,429	83,583	100,733
Net amounts (paid to)/received from associated companies	88,585	(81,308)	56,443
Proceeds from (Repayments of) Debt	50,000	0	0
Purchase of available for sale securities	(7,877)	(18,140)	(13,890)
Net cash (used in)/provided by investing activities	(21,940)	(73,982)	34,309
Financing activities
Proceeds from shares issued, net of issuance costs	927	128,880	89,596
Payments in lieu of issuing shares for exercised share options	(1,196)	(448)	(1,477)
Repurchase of bonds	(75,262)	(254,132)	(28,096)
Proceeds from issuance of short-term and long-term debt	733,632	705,347	259,097
Repayments of short-term and long-term debt	(616,783)	(530,186)	(318,374)
Debt fees paid	(7,460)	(8,390)	(3,989)
Cash dividends paid	(152,142)	(109,114)	(152,009)
Net cash used in financing activities	(118,284)	(68,043)	(155,252)
Net (decrease)/increase in cash and cash equivalents	(7,823)	(1,901)	(34,373)
Cash and cash equivalents at start of the year	58,641	60,542	94,915
Cash and cash equivalents at end of the year	50,818	58,641	60,542
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 82,524	$ 77,630	$ 86,692